UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00032
American Funds Fundamental Investors
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class A
| ANCFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 64	0.57%
Management's discussion of fund performance
The fund’s Class A shares gained 24.29% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class A (with sales charge) *	17.14%	13.11%	13.42%
Fundamental Investors — Class A (without sales charge) *	24.29%	14.46%	14.09%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m ai
led to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class C
| AFICX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.33%
Management's discussion of fund performance
The fund’s Class C shares gained 23.35% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class C (with sales charge) *	22.35%	13.61%	13.39%
Fundamental Investors — Class C (without sales charge) *	23.35%	13.61%	13.39%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class T
| TFFFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothet
ica
l $10,000
invest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 37	0.33%
Management's discussion of fund performance
The fund’s Class T shares gained 24.60% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class T (with sales charge) 2	21.47%	14.17%	13.85%
Fundamental Investors — Class T (without sales charge) 2	24.60%	14.75%	14.18%
S&P 500 Index 3	17.88%	14.42%	14.89%
MSCI World Index 3	21.09%	12.15%	12.36%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-1
| AFIFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hyp
o
thetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 72	0.64%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 24.19% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class F-1 *	24.19%	14.40%	14.02%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-2
| FINFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors

(the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
y
ear?
(b
ased
on a
hypothetical
$10
,00
0
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 43	0.38%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 24.52% for the year ended December 31, 2025.
That
result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class F-2 *	24.52%	14.70%	14.32%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-3
| FUNFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypot
het
ical $10,000 i
n
vest
ment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.28%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 24.67% for the year ended December 31, 2025.
That
result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class F-3 2	24.67%	14.82%	14.26%
S&P 500 Index 3	17.88%	14.42%	14.95%
MSCI World Index 3	21.09%	12.15%	12.43%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee
waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of
add
itional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-A
| CFNAX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(b
ase
d on a hypothetic
al $1
0,000
in
vest
m
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 68	0.61%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 24.24% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-A (with sales charge) *	19.90%	13.60%	13.62%
Fundamental Investors — Class 529-A (without sales charge) *	24.24%	14.41%	14.03%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statist
ics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-C
| CFNCX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based
on a
hypotheti
cal
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 154	1.38%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 23.29% for the year ended December 31, 2025. That result c ompare
s with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-C (with sales charge) *	22.29%	13.55%	13.60%
Fundamental Investors — Class 529-C (without sales charge) *	23.29%	13.55%	13.60%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waiver
s and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-E
| CFNEX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypot
heti
cal $
10,000
i
nvest
ment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 95	0.85%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 23.94% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-E *	23.94%	14.15%	13.76%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in m illi ons)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-T
| TIIIX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hyp
oth
etical $
10,000
in
vestmen
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 43	0.38%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 24.55% for
the year e
nded December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class 529-T (with sales charge) 2	21.44%	14.10%	13.78%
Fundamental Investors — Class 529-T (without sales charge) 2	24.55%	14.68%	14.11%
S&P 500 Index 3	17.88%	14.42%	14.89%
MSCI World Index 3	21.09%	12.15%	12.36%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-1
| CFNFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.45%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 24.42% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-F-1 *	24.42%	14.62%	14.26%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-2
| FFXFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000
investme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 42	0.37%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 24.55% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class 529-F-2 2	24.55%	14.70%	17.68%
S&P 500 Index 3	17.88%	14.42%	17.08%
MSCI World Index 3	21.09%	12.15%	15.28%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lowe
r.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-3
| FEEFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.33%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 24.59% for the year ended December 31, 2025. That result c ompares
with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class 529-F-3 2	24.59%	14.75%	17.74%
S&P 500 Index 3	17.88%	14.42%	17.08%
MSCI World Index 3	21.09%	12.15%	15.28%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, result
s reflect fee wa
ivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(perce
nt of net as
sets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-1
| RFNAX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a h
ypotheti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 152	1.36%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 23.30% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-1 *	23.30%	13.58%	13.20%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of
net a
ssets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-2
| RFNBX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 153	1.37%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 23.29% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-2 *	23.29%	13.57%	13.20%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Inve sto
rs cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-2E
| RFEBX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 120	1.07%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 23.66% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, p lease refer
to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average ann
ual to
tal returns
	1 year	5 years	10 years
Fundamental Investors — Class R-2E *	23.66%	13.90%	13.54%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-3
| RFNCX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 103	0.92%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 23.85% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-3 *	23.85%	14.07%	13.70%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets ( in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-4
| RFNEX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 70	0.62%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 24.24% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
Fundamental Investors — Class R-4 *	24.24%	14.42%	14.04%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5E
| RFNHX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 47	0.42%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 24.47% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
Fundamental Investors — Class R-5E *	24.47%	14.64%	14.26%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5
| RFNFX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 37	0.33%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 24.60% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
Fundamental Investors — Class R-5 *	24.60%	14.76%	14.38%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded
, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-010-0226 © 2026 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-6
| RFNGX
for the year ended December 31, 2025
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.28%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 24.68% for the year ended December 31, 2025. That result compares with a 17.88% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 climbed to record highs, driven by resilient consumer spending and moderating inflation. Strong consumer spending boosted the U.S. economy, with particularly strong growth in the third quarter. However, persistent labor market softness prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.
Most sectors posted gains for the fund, with information technology, industrials and consumer staples contributing significantly. Returns from communication services and materials were also positive.
Conversely, the health care sector was a detractor from overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-6 *	24.68%	14.82%	14.44%
S&P 500 Index †	17.88%	14.42%	14.82%
MSCI World Index †	21.09%	12.15%	12.17%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets ( in millions)	$ 161,771
Total number of portfolio holdings	235
Total advisory fees paid (in millions)	$ 355
Portfolio turnover rate	26%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-010-0226 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Charles E. Andrews, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2025	122,000	21,000	9,000	None
December 31, 2024	221,000	26,000	22,000	None
Adviser and Affiliates2
December 31, 2025	Not Applicable	2,010,000	4,000	93,000
December 31, 2024	Not Applicable	2,151,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2025	2,137,000
December 31, 2024	2,209,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fundamental Investors®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2025
Lit. No. MFGEFP4-010-0226 © 2026 Capital Group. All rights reserved.

Investment portfolio December 31, 2025

Common stocks 98.07%	Shares	Value (000)
Information technology 32.18%
Broadcom, Inc.	33,832,452	$11,709,412
Microsoft Corp.	18,308,855	8,854,528
NVIDIA Corp.	33,508,322	6,249,302
Micron Technology, Inc.	18,179,074	5,188,490
Taiwan Semiconductor Manufacturing Co., Ltd.	66,801,000	3,263,454
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,483,654	1,666,428
SK hynix, Inc.	7,446,405	3,371,921
Apple, Inc.	8,269,238	2,248,075
KLA Corp.	1,561,339	1,897,152
Shopify, Inc., Class A, subordinate voting shares (a)	7,360,227	1,184,776
Strategy, Inc., Class A (a)	6,010,112	913,237
ASML Holding NV	405,236	433,163
ASML Holding NV (ADR)	403,458	431,644
Salesforce, Inc.	2,912,996	771,682
Cloudflare, Inc., Class A (a)	2,636,830	519,851
AppLovin Corp., Class A (a)	634,409	427,477
Keysight Technologies, Inc. (a)	2,025,970	411,657
Constellation Software, Inc.	163,353	392,914
International Business Machines Corp.	1,300,000	385,073
Applied Materials, Inc.	1,125,403	289,217
Accenture PLC, Class A	841,684	225,824
Intel Corp. (a)	5,624,344	207,538
Western Digital Corp.	1,030,633	177,547
Procore Technologies, Inc. (a)	2,300,000	167,302
Gartner, Inc. (a)	648,066	163,494
Motorola Solutions, Inc.	374,736	143,644
Fair Isaac Corp. (a)	70,000	118,343
Bending Spoons SpA (a)(b)(c)	1,311,947	117,670
Guidewire Software, Inc. (a)	490,378	98,571
Crane NXT, Co.	775,615	36,508
		52,065,894

Industrials 13.36%
TransDigm Group, Inc.	2,775,111	3,690,481
General Electric Co.	5,990,293	1,845,190
Ryanair Holdings PLC (ADR)	16,803,289	1,213,029
Rolls-Royce Holdings PLC	76,759,708	1,193,087
Ingersoll-Rand, Inc.	12,246,657	970,180
RTX Corp.	5,247,151	962,328
Boeing Co. (The) (a)	4,282,708	929,862
Union Pacific Corp.	3,778,506	874,044
United Rentals, Inc.	1,079,147	873,375
ITT, Inc. (d)	4,510,885	782,684
GE Vernova, Inc.	937,317	612,602
Paychex, Inc.	5,184,915	581,644
Northrop Grumman Corp.	968,049	551,991
Carrier Global Corp.	10,089,986	533,155
FTAI Aviation, Ltd.	2,595,772	510,978
United Airlines Holdings, Inc. (a)	4,300,493	480,881
Airbus SE, non-registered shares	2,064,429	478,851
Quanta Services, Inc.	1,106,882	467,171
DSV A/S	1,553,649	390,970
XPO, Inc. (a)	2,682,450	364,572
Regal Rexnord Corp.	2,473,475	347,078
Lifco AB, Class B	8,968,067	338,924
Waste Connections, Inc.	1,806,463	316,781
Schneider Electric SE (e)	998,223	273,614
Siemens AG	960,105	269,632
Comfort Systems USA, Inc.	250,495	233,784
SPX Technologies, Inc. (a)	1,120,799	224,227
Loar Holdings, Inc. (a)	2,870,001	195,160
3M Co.	1,214,368	194,420
Deere & Co.	398,581	185,567

1	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
C.H. Robinson Worldwide, Inc.	1,000,000	$160,760
Builders FirstSource, Inc. (a)	1,177,908	121,195
FedEx Corp.	363,284	104,938
SS&C Technologies Holdings, Inc.	1,086,752	95,004
Trane Technologies PLC	191,832	74,661
Watsco, Inc.	220,139	74,176
Caterpillar, Inc.	122,000	69,890
Crane Co.	129,452	23,875
		21,610,761

Financials 10.34%
Visa, Inc., Class A	6,152,208	2,157,641
Apollo Asset Management, Inc.	8,572,850	1,241,006
JPMorgan Chase & Co.	3,783,274	1,219,047
Brookfield Corp., Class A	17,481,505	802,226
Mastercard, Inc., Class A	1,353,323	772,585
Capital One Financial Corp.	2,546,871	617,260
Aon PLC, Class A	1,710,242	603,510
Ares Management Corp., Class A	3,668,676	592,968
Truist Financial Corp.	11,553,682	568,557
Citigroup, Inc.	4,773,087	556,971
OneMain Holdings, Inc. (d)	7,759,550	524,158
Marsh & McLennan Cos., Inc.	2,792,282	518,024
Goldman Sachs Group, Inc.	588,870	517,617
Progressive Corp.	2,214,395	504,262
Bank of America Corp.	8,976,046	493,682
Blue Owl Capital, Inc., Class A (e)	31,697,716	473,564
KKR & Co., Inc.	3,669,757	467,821
Synchrony Financial	5,348,696	446,242
Intercontinental Exchange, Inc.	2,663,708	431,414
RenaissanceRe Holdings, Ltd.	1,446,042	406,569
HDFC Bank, Ltd.	16,600,000	183,431
HDFC Bank, Ltd. (ADR)	3,949,446	144,312
Arthur J. Gallagher & Co.	1,234,218	319,403
Citizens Financial Group, Inc.	4,588,119	267,992
BlackRock, Inc.	229,774	245,936
Wells Fargo & Co.	2,339,191	218,013
Blackstone, Inc.	1,366,434	210,622
Sampo Oyj, Class A	14,385,337	174,371
XP, Inc., Class A	10,327,142	169,055
UniCredit SpA	1,889,414	156,851
Axis Bank, Ltd.	10,396,317	147,165
Brown & Brown, Inc.	1,745,217	139,094
Morgan Stanley	739,797	131,336
Arch Capital Group, Ltd. (a)	1,125,354	107,944
Charles Schwab Corp. (The)	611,905	61,135
CaixaBank SA, non-registered shares	3,621,310	44,224
Fidelity National Information Services, Inc.	575,155	38,225
Toast, Inc., Class A (a)	545,000	19,353
Equitable Holdings, Inc.	391,980	18,678
Checkout Payments Group, Ltd., Class B (b)(c)	159,760	13,297
		16,725,561

Consumer discretionary 9.18%
Amazon.com, Inc. (a)	16,258,732	3,752,841
Royal Caribbean Cruises, Ltd.	4,700,456	1,311,051
Starbucks Corp.	15,039,469	1,266,474
Chipotle Mexican Grill, Inc. (a)	33,497,894	1,239,422
MercadoLibre, Inc. (a)	511,488	1,030,270
Coupang, Inc., Class A (a)	35,999,802	849,235
Restaurant Brands International, Inc.	11,377,278	776,272
D.R. Horton, Inc.	4,409,140	635,048
Booking Holdings, Inc.	110,872	593,756
Wynn Resorts, Ltd.	3,934,505	473,439
Burlington Stores, Inc. (a)	1,337,941	386,464

Fundamental Investors	2

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Norwegian Cruise Line Holdings, Ltd. (a)	15,409,313	$343,936
Carvana Co., Class A (a)	743,815	313,905
Hilton Worldwide Holdings, Inc.	1,057,769	303,844
Amadeus IT Group SA, Class A, non-registered shares	3,095,735	227,068
LVMH Moet Hennessy-Louis Vuitton SE	281,193	211,992
Compagnie Financiere Richemont SA, Class A	882,993	190,564
Caesars Entertainment, Inc. (a)	8,000,000	187,120
Evolution AB	2,326,396	158,325
YUM! Brands, Inc.	857,282	129,690
Vail Resorts, Inc.	851,717	113,108
NIKE, Inc., Class B	1,663,633	105,990
Home Depot, Inc.	306,310	105,401
B&M European Value Retail SA	40,039,390	91,101
Tractor Supply Co.	923,150	46,167
		14,842,483

Communication services 8.72%
Alphabet, Inc., Class C	20,036,843	6,287,561
Alphabet, Inc., Class A	5,338,248	1,670,872
Meta Platforms, Inc., Class A	5,256,289	3,469,624
Publicis Groupe SA	8,528,311	884,737
ROBLOX Corp., Class A (a)	8,455,224	685,127
Netflix, Inc. (a)	3,455,819	324,018
T-Mobile US, Inc.	1,594,063	323,658
Charter Communications, Inc., Class A (a)	897,574	187,369
Comcast Corp., Class A	4,194,853	125,384
Spotify Technology SA (a)	164,440	95,492
Nintendo Co., Ltd.	675,300	45,616
		14,099,458

Consumer staples 8.05%
Philip Morris International, Inc.	37,517,416	6,017,793
British American Tobacco PLC	51,349,819	2,910,387
British American Tobacco PLC (ADR)	548,806	31,073
Nestle SA	9,949,951	988,960
Performance Food Group Co. (a)(d)	10,014,566	900,510
Bunge Global SA	4,549,819	405,298
Mondelez International, Inc., Class A	4,878,015	262,583
Church & Dwight Co., Inc.	2,982,573	250,089
Imperial Brands PLC	5,867,288	246,671
Keurig Dr Pepper, Inc.	8,268,704	231,606
Dollar Tree Stores, Inc. (a)	1,450,125	178,380
US Foods Holding Corp. (a)	1,800,000	135,576
Walmart, Inc.	1,052,624	117,273
Procter & Gamble Co.	775,823	111,183
FHU US Holdings, LLC (a)(b)(c)	22,440	100,001
Costco Wholesale Corp.	83,000	71,574
Danone SA	696,676	62,861
		13,021,818

Health care 7.41%
Eli Lilly and Co.	2,479,028	2,664,162
UnitedHealth Group, Inc.	4,243,128	1,400,699
Amgen, Inc.	3,868,125	1,266,076
Thermo Fisher Scientific, Inc.	1,625,236	941,743
AstraZeneca PLC	3,902,546	718,817
Vertex Pharmaceuticals, Inc. (a)	1,486,834	674,071
Alnylam Pharmaceuticals, Inc. (a)	1,604,154	637,892
CVS Health Corp.	7,612,425	604,122
Abbott Laboratories	4,621,148	578,984
Jazz Pharmaceuticals PLC (a)	2,100,000	357,000
Danaher Corp.	1,106,415	253,280
Humana, Inc.	943,173	241,575
EssilorLuxottica SA	752,074	237,786

3	Fundamental Investors

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Mettler-Toledo International, Inc. (a)	164,015	$228,668
Bristol-Myers Squibb Co.	3,438,434	185,469
Novo Nordisk AS, Class B	3,439,493	175,321
Zimmer Biomet Holdings, Inc.	1,853,722	166,687
Illumina, Inc. (a)	1,080,747	141,751
Elevance Health, Inc.	391,000	137,065
Cooper Cos., Inc. (a)	1,246,218	102,140
Rede D’Or Sao Luiz SA	13,701,880	101,463
McKesson Corp.	80,706	66,202
Align Technology, Inc. (a)	375,344	58,610
AbbVie, Inc.	186,739	42,668
		11,982,251

Materials 3.00%
Grupo Mexico, SAB de CV, Series B	106,915,100	1,009,511
Wheaton Precious Metals Corp.	6,573,724	772,544
Barrick Mining Corp.	14,360,810	625,413
Lundin Mining Corp.	19,727,301	423,996
Glencore PLC	75,573,864	411,102
Royal Gold, Inc.	1,633,190	363,042
First Quantum Minerals, Ltd. (a)	11,000,000	294,925
Nucor Corp.	1,321,823	215,603
Air Products and Chemicals, Inc.	728,998	180,077
LyondellBasell Industries NV	4,020,959	174,108
International Paper Co.	3,974,852	156,569
Linde PLC	299,996	127,915
Ecolab, Inc.	393,012	103,174
		4,857,979

Energy 2.58%
Canadian Natural Resources, Ltd. (CAD denominated)	36,631,893	1,240,768
ConocoPhillips	6,787,687	635,395
Cenovus Energy, Inc. (CAD denominated) (e)	24,838,181	420,198
EOG Resources, Inc.	3,856,115	404,931
TotalEnergies SE (EUR denominated)	4,840,563	315,498
EQT Corp.	5,701,653	305,609
ONEOK, Inc.	3,868,031	284,300
Baker Hughes Co., Class A	4,910,830	223,639
SLB, Ltd.	3,293,560	126,407
Viper Energy, Inc., Class A	2,961,672	114,409
Exxon Mobil Corp.	910,522	109,572
		4,180,726

Utilities 1.98%
FirstEnergy Corp.	20,878,882	934,748
Constellation Energy Corp.	1,501,302	530,365
CenterPoint Energy, Inc.	12,226,700	468,772
Southern Co. (The)	4,300,000	374,960
Brookfield Infrastructure Partners, LP	6,980,868	242,656
NiSource Inc.	4,709,008	196,648
Vistra Corp.	1,000,000	161,330
Engie SA	5,861,597	154,122
Exelon Corp.	2,508,361	109,340
Atmos Energy Corp.	200,766	33,654
		3,206,595

Fundamental Investors	4

Common stocks (continued)	Shares	Value (000)
Real estate 1.27%
Welltower, Inc. REIT	7,201,836	$1,336,733
Extra Space Storage, Inc. REIT	2,453,180	319,453
Rexford Industrial Realty, Inc. REIT	5,802,340	224,666
Alexandria Real Estate Equities, Inc. REIT	1,980,929	96,947
CoStar Group, Inc. (a)	1,119,553	75,279
		2,053,078
Total common stocks (cost: $74,741,870,000)		158,646,604
Preferred securities 0.45%
Information technology 0.43%
Strategy, Inc., Series A, 10.00% junior subordinated perpetual bonds noncumulative preferred shares	4,970,961	375,755
Strategy, Inc., Series A, 10.00% cumulative perpetual preferred shares	2,176,200	214,827
Strategy, Inc., 10.00% perpetual bonds cumulative preferred shares (e)	1,033,447	104,430
Strategy, Inc., 10.50% perpetual convertible preferred shares (e)	96,472	9,531
		704,543

Industrials 0.02%
Zipline International, Inc. (a)(b)(c)	518,960	29,199
Total preferred securities (cost: $695,257,000)		733,742
Convertible stocks 0.25%
Information technology 0.15%
Strategy, Inc. 8.00% perpetual convertible preferred shares	2,029,615	159,852
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028	1,600,000	93,248
		253,100

Industrials 0.10%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,265,217	156,436
Total convertible stocks (cost: $377,245,000)		409,536
Short-term securities 1.20%
Money market investments 1.16%
Capital Group Central Cash Fund 3.79% (d)(f)	18,760,382	1,876,226

Money market investments purchased with collateral from securities on loan 0.04%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.68% (f)(g)	55,498,839	55,499
Total short-term securities (cost: $1,931,454,000)		1,931,725
Total investment securities 99.97% (cost: $77,745,826,000)		161,721,607
Other assets less liabilities 0.03%		49,779
Net assets 100.00%		$161,771,386

5	Fundamental Investors

Investments in affiliates (d)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2025 (000)	Dividend or interest income (000)
Common stocks 1.36%
Industrials 0.48%
ITT, Inc.	$793,175	$—	$187,132	$84,457	$92,184	$782,684	$7,477
Dayforce, Inc. (a)(h)	698,204	—	660,281	(18,242)	(19,681)	—	—
Regal Rexnord Corp. (i)	630,581	—	199,191	(49,622)	(34,690)	—	4,219
TransDigm Group, Inc. (i)	3,580,312	—	320,860	17,511	413,518	—	20
						782,684
Financials 0.32%
OneMain Holdings, Inc.	405,614	—	1,105	133	119,516	524,158	32,372
Consumer staples 0.56%
Performance Food Group Co. (a)	849,052	—	2,244	776	52,926	900,510	—
Health care 0.00%
agilon health, Inc. (a)(h)	42,510	20,545	25,422	(365,866)	328,233	—	—
Total common stocks						2,207,352
Short-term securities 1.16%
Money market investments 1.16%
Capital Group Central Cash Fund 3.79% (f)	2,320,593	15,454,411	15,898,919	328	(187)	1,876,226	165,665
Total 2.52%				$(330,525)	$951,819	$4,083,578	$209,753
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bending Spoons SpA (a)(b)	10/29/2025	$116,674	$117,670	0.07%
FHU US Holdings, LLC (a)(b)	10/14/2025	100,001	100,001	0.06
Zipline International, Inc. (a)(b)	12/3/2025	29,199	29,199	0.02
Checkout Payments Group, Ltd., Class B (b)	1/11/2022	49,613	13,297	0.01
Total		$295,487	$260,167	0.16%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Rate represents the seven-day yield at 12/31/2025.
(g)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(h)	Affiliated issuer during the reporting period but no longer held at 12/31/2025.
(i)	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2025. Refer to the investment portfolio for the security value at 12/31/2025.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Fundamental Investors	6

Financial statements
Statement of assets and liabilities at December 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $54,883 of investment securities on loan):
Unaffiliated issuers (cost: $74,476,216)	$157,638,029
Affiliated issuers (cost: $3,269,610)	4,083,578	$161,721,607
Cash		22,924
Cash denominated in currencies other than U.S. dollars (cost: $16,077)		16,077
Cash collateral received for securities on loan		5,324
Receivables for:
Sales of investments	40,531
Sales of fund’s shares	73,433
Dividends and interest	204,839
Securities lending income	384
Other	2,918	322,105
		162,088,037
Liabilities:
Collateral for securities on loan		60,823
Payables for:
Purchases of investments	9,523
Repurchases of fund’s shares	145,840
Investment advisory services	32,560
Services provided by related parties	28,972
Trustees’ deferred compensation	6,266
Non-U.S. taxes	31,256
Other	1,411	255,828
Net assets at December 31, 2025		$161,771,386
Net assets consist of:
Capital paid in on shares of beneficial interest		$74,911,168
Total distributable earnings (accumulated loss)		86,860,218
Net assets at December 31, 2025		$161,771,386
Refer to the notes to financial statements.

7	Fundamental Investors

Financial statements (continued)
Statement of assets and liabilities at December 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,760,525 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$86,468,881	940,616	$91.93
Class C	1,171,462	12,837	91.26
Class T	16	— *	91.88
Class F-1	2,180,798	23,740	91.86
Class F-2	16,883,726	183,817	91.85
Class F-3	12,160,890	132,400	91.85
Class 529-A	4,762,583	51,948	91.68
Class 529-C	74,787	814	91.93
Class 529-E	116,946	1,277	91.57
Class 529-T	32	— *	91.88
Class 529-F-1	22	— *	91.54
Class 529-F-2	574,147	6,247	91.90
Class 529-F-3	23	— *	91.90
Class R-1	105,076	1,152	91.21
Class R-2	776,904	8,535	91.02
Class R-2E	97,358	1,068	91.17
Class R-3	1,751,740	19,129	91.58
Class R-4	1,490,372	16,269	91.61
Class R-5E	332,755	3,631	91.63
Class R-5	855,123	9,292	92.03
Class R-6	31,967,745	347,753	91.93
*
Amount less than one thousand.
Refer to the notes to financial statements.

Fundamental Investors	8

Financial statements (continued)
Statement of operations for the year ended December 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $50,516; also includes $209,753 from affiliates)	$2,126,006
Interest from unaffiliated issuers	1,896
Securities lending income (net of fees)	1,074	$2,128,976
Fees and expenses*:
Investment advisory services	354,719
Distribution services	241,509
Transfer agent services	74,489
Administrative services	44,886
529 plan services	2,684
Reports to shareholders	2,242
Registration statement and prospectus	1,856
Trustees’ compensation	1,420
Auditing and legal	235
Custodian	4,684
Other	211	728,935
Net investment income		1,400,041
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $8,963):
Unaffiliated issuers	12,532,621
Affiliated issuers	(330,525)
In-kind redemptions	245,932
Currency transactions	376	12,448,404
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $24,309):
Unaffiliated issuers	18,204,541
Affiliated issuers	951,819
Currency translations	3,339	19,159,699
Net realized gain (loss) and unrealized appreciation (depreciation)		31,608,103
Net increase (decrease) in net assets resulting from operations		$33,008,144
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2025	2024

Operations:
Net investment income	$1,400,041	$1,544,346
Net realized gain (loss)	12,448,404	13,417,746
Net unrealized appreciation (depreciation)	19,159,699	13,020,899
Net increase (decrease) in net assets resulting from operations	33,008,144	27,982,991
Distributions paid to shareholders	(13,331,445)	(11,902,330)
Net capital share transactions	1,292,764	(323,253)
Total increase (decrease) in net assets	20,969,463	15,757,408
Net assets:
Beginning of year	140,801,923	125,044,515
End of year	$161,771,386	$140,801,923
Refer to the notes to financial statements.

9	Fundamental Investors

Notes to financial statements
1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Fundamental Investors	10

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. During the year ended December 31, 2025,  the fund delivered $366,314,000 of investment securities in connection with in-kind redemptions. Net realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

11	Fundamental Investors

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of December 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$44,879,686	$7,068,538	$117,670	$52,065,894
Industrials	18,665,683	2,945,078	—	21,610,761
Financials	16,006,222	706,042	13,297	16,725,561
Consumer discretionary	13,963,433	879,050	—	14,842,483
Communication services	13,169,105	930,353	—	14,099,458
Consumer staples	8,712,938	4,208,879	100,001	13,021,818
Health care	10,748,864	1,233,387	—	11,982,251
Materials	4,446,877	411,102	—	4,857,979
Energy	3,865,228	315,498	—	4,180,726
Utilities	3,052,473	154,122	—	3,206,595
Real estate	2,053,078	—	—	2,053,078
Preferred securities	489,716	214,827	29,199	733,742
Convertible stocks	409,536	—	—	409,536
Short-term securities	1,931,725	—	—	1,931,725
Total	$142,394,564	$19,066,876	$260,167	$161,721,607

Fundamental Investors	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

13	Fundamental Investors

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2025, the total value of securities on loan was $54,883,000, and the total value of collateral received was $63,731,000. Collateral received includes cash of $60,823,000 and U.S. government securities of $2,908,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Fundamental Investors	14

During the year ended December 31, 2025, the fund reclassified $881,022,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$274,676
Undistributed long-term capital gains	2,707,519
Gross unrealized appreciation on investments	85,252,051
Gross unrealized depreciation on investments	(1,346,369)
Net unrealized appreciation (depreciation) on investments	83,905,682
Cost of investments	77,815,925
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2025			Year ended December 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$617,032	$6,433,470	$7,050,502	$813,111	$5,478,121	$6,291,232
Class C	414	88,893	89,307	4,182	86,771	90,953
Class T	— *	1	1	— *	1	1
Class F-1	14,398	162,399	176,797	20,420	143,973	164,393
Class F-2	148,514	1,250,189	1,398,703	180,514	1,033,288	1,213,802
Class F-3	118,856	901,612	1,020,468	140,321	748,185	888,506
Class 529-A	32,561	354,249	386,810	43,284	301,576	344,860
Class 529-C	7	5,598	5,605	225	5,543	5,768
Class 529-E	553	8,836	9,389	876	7,737	8,613
Class 529-T	— *	2	2	— *	2	2
Class 529-F-1	— *	2	2	— *	1	1
Class 529-F-2	4,997	41,929	46,926	5,564	32,349	37,913
Class 529-F-3	— *	2	2	— *	1	1
Class R-1	32	7,935	7,967	320	7,113	7,433
Class R-2	193	58,674	58,867	2,485	53,407	55,892
Class R-2E	274	7,646	7,920	602	7,141	7,743
Class R-3	7,108	131,699	138,807	12,474	118,887	131,361
Class R-4	10,238	111,714	121,952	15,007	102,326	117,333
Class R-5E	2,838	24,807	27,645	3,425	20,735	24,160
Class R-5	8,383	64,333	72,716	11,015	59,416	70,431
Class R-6	322,797	2,388,260	2,711,057	392,934	2,048,998	2,441,932
Total	$1,289,195	$12,042,250	$13,331,445	$1,646,759	$10,255,571	$11,902,330
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.227% on such assets in excess of $144 billion. For the year ended December 31, 2025, the investment advisory services fees were $354,719,000, which were equivalent to an annualized rate of 0.237% of average daily net assets.

15	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2025, the 529 plan services fees were $2,684,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class.

Fundamental Investors	16

For the year ended December 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$194,698	$44,920	$23,903	Not applicable
Class C	11,464	650	344	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	5,014	2,363	608	Not applicable
Class F-2	Not applicable	15,976	4,568	Not applicable
Class F-3	Not applicable	111	3,307	Not applicable
Class 529-A	10,094	2,307	1,315	$2,319
Class 529-C	723	39	22	38
Class 529-E	549	33	33	59
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	202	152	268
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	1,001	91	30	Not applicable
Class R-2	5,494	2,515	220	Not applicable
Class R-2E	616	206	31	Not applicable
Class R-3	8,305	2,463	498	Not applicable
Class R-4	3,551	1,425	426	Not applicable
Class R-5E	Not applicable	458	92	Not applicable
Class R-5	Not applicable	425	247	Not applicable
Class R-6	Not applicable	305	9,090	Not applicable

Total class-specific expenses	$241,509	$74,489	$44,886	$2,684
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,420,000 in the fund’s statement of operations reflects $437,000 in current fees (either paid in cash or deferred) and a net increase of $983,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,649,820,000 and $1,271,690,000, respectively, which generated $279,142,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2025.

17	Fundamental Investors

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2025
Class A	$3,226,280	37,395	$6,927,963	79,001	$(9,207,149)	(106,024)	$947,094	10,372
Class C	129,311	1,514	89,099	1,022	(378,629)	(4,447)	(160,219)	(1,911)
Class T	—	—	—	—	—	—	—	—
Class F-1	77,210	869	175,451	2,002	(301,449)	(3,489)	(48,788)	(618)
Class F-2	2,588,641	29,733	1,358,597	15,507	(3,138,853)	(36,468)	808,385	8,772
Class F-3	1,669,667	19,193	1,012,793	11,563	(2,194,101)	(25,374)	488,359	5,382
Class 529-A	302,774	3,500	386,713	4,422	(650,089)	(7,468)	39,398	454
Class 529-C	15,433	178	5,605	64	(31,776)	(369)	(10,738)	(127)
Class 529-E	8,293	96	9,377	107	(21,248)	(242)	(3,578)	(39)
Class 529-T	—	—	3	— †	—	—	3	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	91,201	1,051	46,897	535	(81,073)	(931)	57,025	655
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	9,461	111	7,950	91	(21,587)	(247)	(4,176)	(45)
Class R-2	86,556	1,013	58,851	676	(194,197)	(2,279)	(48,790)	(590)
Class R-2E	15,484	185	7,920	91	(38,209)	(426)	(14,805)	(150)
Class R-3	211,251	2,453	138,576	1,586	(441,951)	(5,108)	(92,124)	(1,069)
Class R-4	153,326	1,796	121,929	1,396	(367,906)	(4,264)	(92,651)	(1,072)
Class R-5E	53,612	626	27,639	316	(75,258)	(868)	5,993	74
Class R-5	94,287	1,096	72,653	829	(229,683)	(2,658)	(62,743)	(733)
Class R-6	2,357,466	27,633	2,701,045	30,837	(5,573,396)	(62,327)	(514,885)	(3,857)
Total net increase (decrease)	$11,090,253	128,442	$13,149,065	150,045	$(22,946,554)	(262,989)	$1,292,764	15,498
Refer to the end of the table(s) for footnote(s).

Fundamental Investors	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$3,080,315	38,295	$6,184,484	76,395	$(8,086,778)	(100,043)	$1,178,021	14,647
Class C	130,782	1,636	90,764	1,128	(385,927)	(4,845)	(164,381)	(2,081)
Class T	—	—	—	—	—	—	—	—
Class F-1	67,430	834	163,282	2,018	(324,798)	(4,057)	(94,086)	(1,205)
Class F-2	2,485,421	30,876	1,178,818	14,576	(3,488,606)	(43,390)	175,633	2,062
Class F-3	1,527,634	18,861	882,652	10,915	(2,130,950)	(26,463)	279,336	3,313
Class 529-A	296,619	3,689	344,758	4,269	(565,602)	(7,037)	75,775	921
Class 529-C	16,000	199	5,766	71	(36,575)	(455)	(14,809)	(185)
Class 529-E	7,632	97	8,612	107	(19,001)	(235)	(2,757)	(31)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	82,837	1,032	37,902	468	(68,726)	(853)	52,013	647
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	8,708	109	7,418	92	(26,328)	(328)	(10,202)	(127)
Class R-2	92,085	1,155	55,879	696	(167,629)	(2,107)	(19,665)	(256)
Class R-2E	14,647	185	7,743	96	(20,016)	(253)	2,374	28
Class R-3	192,671	2,411	131,151	1,626	(392,023)	(4,879)	(68,201)	(842)
Class R-4	147,394	1,848	117,307	1,454	(377,708)	(4,700)	(113,007)	(1,398)
Class R-5E	54,091	675	24,159	299	(43,418)	(541)	34,832	433
Class R-5	63,469	785	70,364	869	(172,869)	(2,145)	(39,036)	(491)
Class R-6	1,880,068	23,315	2,433,339	30,071	(5,908,505)	(73,648)	(1,595,098)	(20,262)
Total net increase (decrease)	$10,147,803	126,002	$11,744,403	145,150	$(22,215,459)	(275,979)	$(323,253)	(4,827)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $38,757,885,000 and $48,292,953,000, respectively, during the year ended December 31, 2025.

19	Fundamental Investors

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2025	$80.72	$.74	$18.32	$19.06	$(.68 )	$(7.17)	$(7.85)	$91.93	24.29%	$86,469	.57%	.57%	.85%
12/31/2024	71.49	.84	15.57	16.41	(.92 )	(6.26)	(7.18)	80.72	23.04	75,090.58		.58	1.04
12/31/2023	60.26	.83	14.55	15.38	(.84 )	(3.31)	(4.15)	71.49	25.88	65,454.60		.60	1.25
12/31/2022	75.96	.95	(13.65)	(12.70)	(.96 )	(2.04)	(3.00)	60.26	(16.67)	55,416.60		.60	1.48
12/31/2021	69.15	.96	14.18	15.14	(.94 )	(7.39)	(8.33)	75.96	22.49	70,646.59		.59	1.26
Class C:
12/31/2025	80.19	.08	18.19	18.27	(.03 )	(7.17)	(7.20)	91.26	23.35	1,171	1.33	1.33	.09
12/31/2024	71.05	.23	15.47	15.70	(.30 )	(6.26)	(6.56)	80.19	22.13	1,183	1.33	1.33	.29
12/31/2023	59.90	.32	14.47	14.79	(.33 )	(3.31)	(3.64)	71.05	24.93	1,196	1.35	1.35	.49
12/31/2022	75.51	.46	(13.56)	(13.10)	(.47 )	(2.04)	(2.51)	59.90	(17.30)	1,180	1.35	1.35	.71
12/31/2021	68.77	.38	14.11	14.49	(.36 )	(7.39)	(7.75)	75.51	21.59	1,723	1.34	1.34	.51
Class T:
12/31/2025	80.68	.95	18.32	19.27	(.90 )	(7.17)	(8.07)	91.88	24.60 [5]	— [6]	.33 [5]	.33 [5]	1.09 [5]
12/31/2024	71.45	1.05	15.56	16.61	(1.12)	(6.26)	(7.38)	80.68	23.36 [5]	— [6]	.33 [5]	.33 [5]	1.30 [5]
12/31/2023	60.22	1.01	14.55	15.56	(1.02)	(3.31)	(4.33)	71.45	26.22 [5]	— [6]	.32 [5]	.32 [5]	1.52 [5]
12/31/2022	75.93	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.22	(16.46)[5]	— [6]	.34 [5]	.34 [5]	1.73 [5]
12/31/2021	69.12	1.13	14.19	15.32	(1.12)	(7.39)	(8.51)	75.93	22.78 [5]	— [6]	.36 [5]	.36 [5]	1.49 [5]
Class F-1:
12/31/2025	80.67	.68	18.30	18.98	(.62 )	(7.17)	(7.79)	91.86	24.19	2,181.64		.64	.78
12/31/2024	71.44	.79	15.57	16.36	(.87 )	(6.26)	(7.13)	80.67	22.99	1,965.64		.64	.98
12/31/2023	60.22	.79	14.54	15.33	(.80 )	(3.31)	(4.11)	71.44	25.79	1,826.65		.65	1.20
12/31/2022	75.91	.91	(13.63)	(12.72)	(.93 )	(2.04)	(2.97)	60.22	(16.71)	1,640.65		.65	1.41
12/31/2021	69.10	.91	14.18	15.09	(.89 )	(7.39)	(8.28)	75.91	22.42	2,316.65		.65	1.20
Class F-2:
12/31/2025	80.66	.91	18.30	19.21	(.85 )	(7.17)	(8.02)	91.85	24.52	16,884.38		.38	1.04
12/31/2024	71.44	1.01	15.56	16.57	(1.09)	(6.26)	(7.35)	80.66	23.30	14,119.38		.38	1.25
12/31/2023	60.21	.97	14.55	15.52	(.98 )	(3.31)	(4.29)	71.44	26.16	12,357.38		.38	1.47
12/31/2022	75.91	1.09	(13.65)	(12.56)	(1.10)	(2.04)	(3.14)	60.21	(16.49)	10,345.39		.39	1.68
12/31/2021	69.11	1.12	14.17	15.29	(1.10)	(7.39)	(8.49)	75.91	22.73	14,149.38		.38	1.47
Class F-3:
12/31/2025	80.66	1.00	18.30	19.30	(.94 )	(7.17)	(8.11)	91.85	24.67	12,161.28		.28	1.15
12/31/2024	71.44	1.09	15.56	16.65	(1.17)	(6.26)	(7.43)	80.66	23.44	10,245.28		.28	1.35
12/31/2023	60.21	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.44	26.27	8,837.28		.28	1.57
12/31/2022	75.91	1.16	(13.65)	(12.49)	(1.17)	(2.04)	(3.21)	60.21	(16.39)	7,606.28		.28	1.80
12/31/2021	69.11	1.20	14.17	15.37	(1.18)	(7.39)	(8.57)	75.91	22.86	10,052.28		.28	1.58
Class 529-A:
12/31/2025	80.52	.71	18.27	18.98	(.65 )	(7.17)	(7.82)	91.68	24.24	4,762.61		.61	.81
12/31/2024	71.33	.81	15.53	16.34	(.89 )	(6.26)	(7.15)	80.52	22.98	4,146.62		.62	1.01
12/31/2023	60.13	.80	14.52	15.32	(.81 )	(3.31)	(4.12)	71.33	25.81	3,607.64		.64	1.21
12/31/2022	75.81	.93	(13.63)	(12.70)	(.94 )	(2.04)	(2.98)	60.13	(16.69)	3,061.63		.63	1.44
12/31/2021	69.02	.93	14.16	15.09	(.91 )	(7.39)	(8.30)	75.81	22.46	3,815.63		.63	1.22
Refer to the end of the table(s) for footnote(s).

Fundamental Investors	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2025	$80.75	$.04	$18.32	$18.36	$(.01 )	$(7.17)	$(7.18)	$91.93	23.29%	$75	1.38%	1.38%	.05%
12/31/2024	71.50	.20	15.56	15.76	(.25 )	(6.26)	(6.51)	80.75	22.07	76	1.38	1.38	.24
12/31/2023	60.24	.29	14.56	14.85	(.28 )	(3.31)	(3.59)	71.50	24.87	81	1.40	1.40	.44
12/31/2022	75.90	.43	(13.63)	(13.20)	(.42 )	(2.04)	(2.46)	60.24	(17.34)	86	1.40	1.40	.66
12/31/2021	69.09	.35	14.17	14.52	(.32 )	(7.39)	(7.71)	75.90	21.52	133	1.38	1.38	.46
Class 529-E:
12/31/2025	80.44	.50	18.24	18.74	(.44 )	(7.17)	(7.61)	91.57	23.94	117.85		.85	.57
12/31/2024	71.26	.62	15.51	16.13	(.69 )	(6.26)	(6.95)	80.44	22.70	106.86		.86	.77
12/31/2023	60.07	.64	14.51	15.15	(.65 )	(3.31)	(3.96)	71.26	25.52	96.87		.87	.97
12/31/2022	75.73	.78	(13.61)	(12.83)	(.79 )	(2.04)	(2.83)	60.07	(16.89)	82.87		.87	1.21
12/31/2021	68.96	.75	14.14	14.89	(.73 )	(7.39)	(8.12)	75.73	22.16	105.86		.86	.99
Class 529-T:
12/31/2025	80.68	.91	18.32	19.23	(.86 )	(7.17)	(8.03)	91.88	24.55 [5]	— [6]	.38 [5]	.38 [5]	1.05 [5]
12/31/2024	71.45	1.00	15.56	16.56	(1.07)	(6.26)	(7.33)	80.68	23.29 [5]	— [6]	.39 [5]	.39 [5]	1.24 [5]
12/31/2023	60.23	.97	14.54	15.51	(.98 )	(3.31)	(4.29)	71.45	26.11 [5]	— [6]	.39 [5]	.39 [5]	1.46 [5]
12/31/2022	75.93	1.08	(13.65)	(12.57)	(1.09)	(2.04)	(3.13)	60.23	(16.50)[5]	— [6]	.40 [5]	.40 [5]	1.67 [5]
12/31/2021	69.13	1.10	14.17	15.27	(1.08)	(7.39)	(8.47)	75.93	22.69 [5]	— [6]	.41 [5]	.41 [5]	1.44 [5]
Class 529-F-1:
12/31/2025	80.41	.85	18.25	19.10	(.80 )	(7.17)	(7.97)	91.54	24.42 [5]	— [6]	.45 [5]	.45 [5]	.98 [5]
12/31/2024	71.24	.95	15.51	16.46	(1.03)	(6.26)	(7.29)	80.41	23.21 [5]	— [6]	.45 [5]	.45 [5]	1.18 [5]
12/31/2023	60.06	.91	14.51	15.42	(.93 )	(3.31)	(4.24)	71.24	26.02 [5]	— [6]	.46 [5]	.46 [5]	1.39 [5]
12/31/2022	75.73	1.04	(13.62)	(12.58)	(1.05)	(2.04)	(3.09)	60.06	(16.56)[5]	— [6]	.46 [5]	.46 [5]	1.61 [5]
12/31/2021	68.95	1.06	14.16	15.22	(1.05)	(7.39)	(8.44)	75.73	22.68 [5]	— [6]	.45 [5]	.45 [5]	1.40 [5]
Class 529-F-2:
12/31/2025	80.70	.92	18.31	19.23	(.86 )	(7.17)	(8.03)	91.90	24.55	574.37		.37	1.05
12/31/2024	71.47	1.01	15.57	16.58	(1.09)	(6.26)	(7.35)	80.70	23.31	451.37		.37	1.26
12/31/2023	60.24	.98	14.55	15.53	(.99 )	(3.31)	(4.30)	71.47	26.14	354.37		.37	1.48
12/31/2022	75.95	1.10	(13.66)	(12.56)	(1.11)	(2.04)	(3.15)	60.24	(16.48)	265.38		.38	1.71
12/31/2021	69.14	1.12	14.17	15.29	(1.09)	(7.39)	(8.48)	75.95	22.73	303.39		.39	1.47
Class 529-F-3:
12/31/2025	80.70	.95	18.31	19.26	(.89 )	(7.17)	(8.06)	91.90	24.59	— [6]	.33	.33	1.09
12/31/2024	71.47	1.04	15.57	16.61	(1.12)	(6.26)	(7.38)	80.70	23.34	— [6]	.33	.33	1.29
12/31/2023	60.24	1.00	14.55	15.55	(1.01)	(3.31)	(4.32)	71.47	26.19	— [6]	.33	.33	1.52
12/31/2022	75.95	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.24	(16.45)	— [6]	.34	.34	1.74
12/31/2021	69.13	1.16	14.19	15.35	(1.14)	(7.39)	(8.53)	75.95	22.81	— [6]	.35	.33	1.52
Class R-1:
12/31/2025	80.17	.05	18.19	18.24	(.03 )	(7.17)	(7.20)	91.21	23.30	105	1.36	1.36	.06
12/31/2024	71.04	.21	15.46	15.67	(.28 )	(6.26)	(6.54)	80.17	22.08	96	1.36	1.36	.26
12/31/2023	59.90	.32	14.46	14.78	(.33 )	(3.31)	(3.64)	71.04	24.90	94	1.36	1.36	.48
12/31/2022	75.51	.45	(13.56)	(13.11)	(.46 )	(2.04)	(2.50)	59.90	(17.30)	84	1.37	1.37	.70
12/31/2021	68.77	.36	14.11	14.47	(.34 )	(7.39)	(7.73)	75.51	21.55	114	1.37	1.37	.48
Refer to the end of the table(s) for footnote(s).

21	Fundamental Investors

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2025	$80.02	$.05	$18.14	$18.19	$(.02 )	$(7.17)	$(7.19)	$91.02	23.29%	$777	1.37%	1.37%	.06%
12/31/2024	70.92	.21	15.44	15.65	(.29 )	(6.26)	(6.55)	80.02	22.09	730	1.36	1.36	.26
12/31/2023	59.81	.31	14.44	14.75	(.33 )	(3.31)	(3.64)	70.92	24.90	665	1.37	1.37	.48
12/31/2022	75.41	.44	(13.55)	(13.11)	(.45 )	(2.04)	(2.49)	59.81	(17.32)	587	1.39	1.39	.68
12/31/2021	68.70	.37	14.08	14.45	(.35 )	(7.39)	(7.74)	75.41	21.54	792	1.37	1.37	.48
Class R-2E:
12/31/2025	80.10	.30	18.17	18.47	(.23 )	(7.17)	(7.40)	91.17	23.66	97	1.07	1.07	.35
12/31/2024	70.99	.44	15.45	15.89	(.52 )	(6.26)	(6.78)	80.10	22.44	97	1.07	1.07	.55
12/31/2023	59.86	.50	14.46	14.96	(.52 )	(3.31)	(3.83)	70.99	25.27	85	1.08	1.08	.77
12/31/2022	75.47	.63	(13.56)	(12.93)	(.64 )	(2.04)	(2.68)	59.86	(17.08)	71	1.09	1.09	.98
12/31/2021	68.75	.58	14.10	14.68	(.57 )	(7.39)	(7.96)	75.47	21.89	104	1.08	1.08	.77
Class R-3:
12/31/2025	80.44	.43	18.25	18.68	(.37 )	(7.17)	(7.54)	91.58	23.85	1,752.92		.92	.50
12/31/2024	71.26	.57	15.51	16.08	(.64 )	(6.26)	(6.90)	80.44	22.63	1,625.92		.92	.70
12/31/2023	60.07	.60	14.52	15.12	(.62 )	(3.31)	(3.93)	71.26	25.46	1,499.93		.93	.92
12/31/2022	75.73	.73	(13.61)	(12.88)	(.74 )	(2.04)	(2.78)	60.07	(16.94)	1,375.93		.93	1.13
12/31/2021	68.96	.70	14.14	14.84	(.68 )	(7.39)	(8.07)	75.73	22.08	1,898.93		.93	.92
Class R-4:
12/31/2025	80.46	.69	18.26	18.95	(.63 )	(7.17)	(7.80)	91.61	24.24	1,490.62		.62	.80
12/31/2024	71.28	.81	15.51	16.32	(.88 )	(6.26)	(7.14)	80.46	22.98	1,395.62		.62	1.00
12/31/2023	60.09	.80	14.52	15.32	(.82 )	(3.31)	(4.13)	71.28	25.82	1,336.63		.63	1.22
12/31/2022	75.75	.92	(13.60)	(12.68)	(.94 )	(2.04)	(2.98)	60.09	(16.69)	1,243.63		.63	1.43
12/31/2021	68.97	.92	14.16	15.08	(.91 )	(7.39)	(8.30)	75.75	22.45	1,821.63		.63	1.22
Class R-5E:
12/31/2025	80.48	.87	18.26	19.13	(.81 )	(7.17)	(7.98)	91.63	24.47	333.42		.42	1.00
12/31/2024	71.30	.97	15.52	16.49	(1.05)	(6.26)	(7.31)	80.48	23.23	286.42		.42	1.21
12/31/2023	60.10	.90	14.55	15.45	(.94 )	(3.31)	(4.25)	71.30	26.07	223.43		.43	1.37
12/31/2022	75.77	1.04	(13.61)	(12.57)	(1.06)	(2.04)	(3.10)	60.10	(16.54)	319.45		.45	1.60
12/31/2021	68.99	1.10	14.14	15.24	(1.07)	(7.39)	(8.46)	75.77	22.71	551.42		.42	1.45
Class R-5:
12/31/2025	80.80	.96	18.34	19.30	(.90 )	(7.17)	(8.07)	92.03	24.60	855.33		.33	1.10
12/31/2024	71.55	1.05	15.59	16.64	(1.13)	(6.26)	(7.39)	80.80	23.35	810.32		.32	1.30
12/31/2023	60.30	1.00	14.58	15.58	(1.02)	(3.31)	(4.33)	71.55	26.21	752.33		.33	1.51
12/31/2022	76.02	1.12	(13.66)	(12.54)	(1.14)	(2.04)	(3.18)	60.30	(16.45)	782.33		.33	1.73
12/31/2021	69.19	1.15	14.21	15.36	(1.14)	(7.39)	(8.53)	76.02	22.81	1,186.33		.33	1.52
Class R-6:
12/31/2025	80.72	1.00	18.32	19.32	(.94 )	(7.17)	(8.11)	91.93	24.68	31,968.28		.28	1.15
12/31/2024	71.48	1.09	15.58	16.67	(1.17)	(6.26)	(7.43)	80.72	23.44	28,382.28		.28	1.35
12/31/2023	60.25	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.48	26.26	26,583.28		.28	1.57
12/31/2022	75.96	1.16	(13.66)	(12.50)	(1.17)	(2.04)	(3.21)	60.25	(16.39)	20,920.28		.28	1.80
12/31/2021	69.14	1.20	14.19	15.39	(1.18)	(7.39)	(8.57)	75.96	22.87	25,982.28		.28	1.58
Refer to the end of the table(s) for footnote(s).

Fundamental Investors	22

Financial highlights (continued)

	Year ended December 31,
	2025[7]	2024	2023	2022	2021
Portfolio turnover rate for all share classes[8]	26%	28%	28%	27%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Rates exclude in-kind transactions, if any.
[8]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

23	Fundamental Investors

Report of Independent Registered Public Accounting Firm

To the shareholders of Fundamental Investors and the Board of Trustees of American Funds Fundamental Investors:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Fundamental Investors (the “Fund”), the fund constituting the American Funds Fundamental Investors, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2026
We have served as the auditor of one or more American Funds investment companies since 1956.

Fundamental Investors	24

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2025:
Long-term capital gains	$12,677,327,000
Qualified dividend income	100%
Section 163(j) interest dividends	$109,447,000
Corporate dividends received deduction	$1,138,948,000
U.S. government income that may be exempt from state taxation	$88,879,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

25	Fundamental Investors

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,740,341,323
Total shares voting on November 25, 2025:
1,468,879,087 (84.4% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,310,380,438	89.2%	158,498,649	10.8%
Charles E. Andrews	1,439,901,480	98.0%	28,977,607	2.0%
Joseph J. Bonner	1,441,197,370	98.1%	27,681,717	1.9%
Michael C. Camuñez	1,439,094,923	98.0%	29,784,164	2.0%
Vanessa C. L. Chang	1,438,719,174	97.9%	30,159,913	2.1%
Cecilia V. Estolano	1,439,571,351	98.0%	29,307,736	2.0%
Bradford F. Freer	1,441,089,215	98.1%	27,789,872	1.9%
Yvonne L. Greenstreet	1,441,775,141	98.2%	27,103,946	1.8%
Martin E. Koehler	1,441,393,377	98.1%	27,485,710	1.9%
Sharon I. Meers	1,441,993,338	98.2%	26,885,749	1.8%
Pascal Millaire	1,440,321,751	98.1%	28,557,336	1.9%
William I. Miller	1,441,338,200	98.1%	27,540,887	1.9%
Anne-Marie Peterson	1,442,034,187	98.2%	26,844,900	1.8%
Josette Sheeran	1,440,471,720	98.1%	28,407,367	1.9%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Fundamental Investors	26

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

27	Fundamental Investors

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Fundamental Investors	28

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Fundamental Investors

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: March 09, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: March 09, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: March 09, 2026